COMMON SHARES (Details 4) (CAD) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Apr. 28, 2011	Feb. 28, 2011	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Shareholder Rights Plan
Number of rights entitled to each common share			1
Number of common shares entitled to be purchased under each right			2
Cash Dividends
Cash dividends paid			1,226	961	710
Cash dividends paid (in Canadian dollars per share)			1.74	1.66	1.58
Dividend Reinvestment Plan
Period before dividend payment during which common shares from Treasury were issued at a discount in lieu of cash dividends	5 days
Discount on issuance of common shares from the average market price (as a percent)		2.00%			3.00%
Common stock issued in accordance with the DRP (in shares)				5,400,000	10,700,000
Value of common shares issued in accordance with the DRP in lieu of making cash dividend payments				202	378